Basis of Presentation and Accounting Policies (Narrative) (Details)	12 Months Ended
	Aug. 31, 2021 CAD ($) yr	Aug. 31, 2020 CAD ($)
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Discount amortisation period	2 years
Inventory period	3 years
Intangible assets term	5 years
Net foreign exchange gain/(loss) recognized on the translation and settlement of current monetary assets and liabilities | $	$ 12,000,000	$ 5,000,000
Capitalisation rate of borrowing costs eligible for capitalisation	5.00%	5.00%
Burrard Landing Lot 2 Holdings Partnership [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Proportion of ownership interest	33.33%
Restricted Share Units [Member] | Share Based Payment Arrangement Tranche Three [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Award vesting percentage	100.00%
Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement maximum employee subscription rate	25.00%
Share based payment arrangement employee matching contribution, percent of match	25.00%
Employee continuous service period required for employer to contribute 33%	10 years
Payment is minimum performance level is not met | $	$ 0
Employee Share Purchase Plan [Member] | Share Based Payment Arrangement Tranche Three [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement maximum employee subscription rate	5.00%
Award vesting percentage	100.00%
Subscriber Connection Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	3 years
Direct And Incremental [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred commission cost amortisation, period	3 years
Deferred Equipment [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	3 years
Minimum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred commission cost amortisation, period	24 months
Other long-term assets amortisation period	3 years
Minimum [Member] | Customer Relationships [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	4
Minimum [Member] | Computer software [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	3
Minimum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	2 years
Minimum [Member] | Direct Costs [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other long-term assets amortisation period	2 years
Maximum [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Deferred commission cost amortisation, period	36 months
Other long-term assets amortisation period	5 years
Maximum [Member] | Employee Share Purchase Plan [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Share based payment arrangement maximum employee subscription rate	33.00%
Share based payment arrangement employee matching contribution, percent of match	33.00%
Performance percentage	150.00%
Maximum [Member] | Customer Relationships [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	15
Maximum [Member] | Computer software [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Amortisation period of intangible assets	10
Maximum [Member] | Initial Setup Fees [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Period for recognition of revenue	10 years
Maximum [Member] | Direct Costs [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Other long-term assets amortisation period	10 years